Cover	Oct. 06, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 06, 2026
Entity File Number	814-00891
Entity Registrant Name	PennantPark Floating Rate Capital Ltd.
Entity Central Index Key	0001504619
Entity Tax Identification Number	27-3794690
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1691 Michigan Avenue
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	(786)
Local Phone Number	297-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PFLT
Security Exchange Name	NYSE
7.375% Notes due 2031
Title of 12(b) Security	7.375% Notes due 2031
Trading Symbol	PFLA
Security Exchange Name	NYSE